COST REDUCTION ACTIONS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended									1 Months Ended	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 28, 2013 Continuing operations Other expense, net	Dec. 29, 2012 Continuing operations Other expense, net	Dec. 31, 2011 Continuing operations Other expense, net	Dec. 29, 2012 Discontinued operations Other expense, net	Dec. 31, 2011 Discontinued operations Other expense, net	Dec. 28, 2013 Total including discontinued operations	Dec. 31, 2011 Total including discontinued operations	Jan. 31, 2014 Pressure-sensitive Materials Forecast item	Dec. 28, 2013 Pressure-sensitive Materials Other expense, net	Dec. 29, 2012 Pressure-sensitive Materials Other expense, net	Dec. 31, 2011 Pressure-sensitive Materials Other expense, net	Dec. 28, 2013 Retail Branding and Information Solutions Other expense, net	Dec. 29, 2012 Retail Branding and Information Solutions Other expense, net	Dec. 31, 2011 Retail Branding and Information Solutions Other expense, net	Dec. 28, 2013 Other specialty converting businesses Other expense, net	Dec. 29, 2012 Other specialty converting businesses Other expense, net	Dec. 28, 2013 Corporate Other expense, net	Dec. 29, 2012 Corporate Other expense, net	Dec. 31, 2011 Corporate Other expense, net
Restructuring Cost and Reserve
Restructuring costs	$ 40.3	$ 56.4	$ 40.3	$ 55.8	$ 43.9	$ 0.6	$ 1.3	$ 40.3	$ 45.2		$ 10.8	$ 34.1	$ 19.7	$ 28.5	$ 17.8	$ 19.4	$ 0.1	$ 0.9	$ 0.9	$ 3.0	$ 4.8
Number of positions anticipated to be reduced										110